Filed Pursuant to Rule 497(e)
1933 Act File No. 333-78275
 1940 Act File No. 811-09303

KINETICS MUTUAL FUNDS, INC.

On behalf of Kinetics Mutual Funds, Inc. (the “Company”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplemented forms of Prospectuses for the Kinetics Internet Fund, Kinetics Paradigm Fund, Kinetics Small Cap Opportunities Fund, Kinetics Global Fund and Kinetics Market Opportunities Fund, which was filed pursuant to Rule 497(e) on January 23, 2018.  The purpose of this filing is to submit the 497(e) filing dated January 23, 2018 in XBRL for the Kinetics Internet Fund, Kinetics Paradigm Fund, Kinetics Small Cap Opportunities Fund, Kinetics Global Fund and Kinetics Market Opportunities Fund.

The XBRL exhibits attached hereto consist of the following:

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE